Other Non-Current Asset - Maturity debt securities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Non-Current Asset
Total	¥ 11,040,283	$ 1,600,691	¥ 13,008,899
Debt Securities Contractual Maturity
Other Non-Current Asset
Due in 1 year through 2 years	5,536,768	802,756	8,936,424
Due in 2 years through 3 years	5,503,515	797,935	4,072,475
Total	¥ 11,040,283	$ 1,600,691	¥ 13,008,899